Other Charges, Net of Recoveries (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of Detailed Information about Other Operating Expense

	Year ended December 31
	2020	2021	2022
Restructuring charges, net of recoveries (a)	$25.8	$10.5	$8.4
Transition Costs (Recoveries) (b)	—	1.2	(2.1)
Credit Facility-related charges (c)	—	3.0	—
Acquisition Costs (Recoveries) and Other (d)	(2.3)	(4.4)	0.4
	$23.5	$10.3	$6.7